PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 10)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	6 years 9 months 18 days	6 years 10 months 24 days
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	11 years 7 months 6 days	11 years 9 months 18 days